Acquisitions and Disposals of Subsidiaries - Additional Information (Detail) - AB inBev [member] $ in Millions	Mar. 30, 2018 USD ($)
Disclosure of acquisitions and disposals [line items]
Derecognized net assets	$ 573
OCI reclassified to consolidated income statement	584
Non-cash loss	$ 7
AB InBev Efes [member]
Disclosure of acquisitions and disposals [line items]
Ownership interest	50.00%
Non-controlling interest	50.00%
Investment hold in non-controlling interest	50.00%
Acquisition and disposal measured at estimated fair value	$ 1,150